Initial Public Offering	7 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Initial Public Offering [Text Block]
NOTE
3
. INITIAL PUBLIC OFFERING
The registration statement for the Company’s Initial Public Offering was declared effective on May 25, 2021. On May 28, 2021, the Company completed its Initial Public Offering of 23,000,000 shares of Class A common stock, including 3,000,000 shares of Class A common stock that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at $10.00 per Public Share, generating gross proceeds of $230,000,000.